Cover	Nov. 10, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 10, 2026
Entity File Number	1-12162
Entity Registrant Name	BORGWARNER INC.
Entity Address, Postal Zip Code	48326
Entity Address, Address Line One	3850 Hamlin Road,
Entity Address, City or Town	Auburn Hills,
Entity Address, State or Province	MI
City Area Code	248
Local Phone Number	754-9200
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0000908255
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	13-3404508
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	BWA
Security Exchange Name	NYSE
Senior Notes Due May 2031 | Senior Notes
Entity Information [Line Items]
Title of 12(b) Security	1.00% Senior Notes due 2031
Trading Symbol	BWA31
Security Exchange Name	NYSE